March 5, 1998


         Please direct all correspondence pertaining to this matter to:
      Catherine S. Mulholland, General Counsel, Citicorp Insurance Group,
                         P.O. Box 7031, Dover DE 19903

Securities and Exchange Commission
450 Fifth St., N.W.
Judiciary Plaza
Washington, DC 29549

RE:      First Citicorp Life Variable Annuity Separate Account
         '33 Act File #: 33-83354
         '40 Act File #: 811-8732

Commissioners:

Pursuant to Rule 30(b)2-1 of the Investment Company Act of 1940, as amended, attached hereto is a copy of the Annual Report furnished Contract Holders of variable annuities utilizing the above referenced Separate Account as a basis for investment purposes. Contained by reference thereto, and furnished Contract Holders with the Consolidated Report of Experience of the Separate Account will be the detailed experience of each of the funds which serve as the basis for funding the Separate Account.

If you have any questions regarding this matter, please contact the undersigned at (302) 672-5311 or Eric S. Miller at (302) 672-5033.

Sincerely,


/s/ Catherine S. Mulholland
Catherine S. Mulholland
Sr. Vice President and General Counsel

(FIRST CITICORP LIFE INSURANCE COMPANY LETTERHEAD)



Dear CitiVariable Annuity Contract holder:

We are pleased to present you with the Annual Report of the Separate Account of First Citicorp Life Insurance Company (First Citicorp Life) for 1997. In this booklet you will find the financial statements of the First Citicorp Life separate account and statements of changes in net assets for each of CitiVariable annuity's investment options, all audited by KPMG Peat Marwick LLP, independent auditors.

Additionally, you will find individual annual reports for each investment option, which show investment performance. You will note that those figures do not reflect the separate account expense of 1.40% reflected in the CitiVariable Annuity and CitiVariable Annuity Plus performance. Please read this information carefully.

We are further pleased to be sending you, under separate cover, a letter announcing a reduction in the separate account expense from 1.40% to 0.99% annually - due to savings in costs of operations, - a 30% savings, starting March 2, 1998.

We at First Citicorp Life Insurance Company believe that annuity investors deserve access to solid investment management. As you know, over the past year, the markets have been quite active. While many investments experienced spectacular results, others were very volatile. It is important to remember that equities are long-term investments and it is not unusual for them to experience some volatility over the short term. With your annuity, you get solid investment management with 24 investment choices managed by prominent fund managers - AIM, Citibank, N.A., Fidelity Investments(R) and MFS(R). If you would like to review your investment goals and the appropriateness of your investment choices, please contact your Investment Consultant from Citicorp Investment Services who is also a First Citicorp Life agent.

We value our relationship with you and are continuously working to provide you with the kind of service you expect from a Citicorp company. If you have any questions about the annual report, please call 1-800-497-4857, Monday through Friday, 8 a.m. to 5 p.m., Eastern Time. First Citicorp Life has the experience and resources to help you build a lifetime of security for you and your family. We look forward to serving your retirement needs, now and in the future.

Sincerely,



/s/Alan Liebowitz
Alan Liebowitz
President

CitiVariable Annuity is issued by First Citicorp Life Insurance Company, a subsidiary of Citibank Delaware, located in NY, NY. This annuity is not available in all states. Consult your tax advisor for answers to your tax questions. The designation (sm) indicates a service mark of Citicorp. Please review the annuity contract for complete details. Policy Number Series:
63-1103(05-94). Calls may be monitored. All named entities above are affiliates of Citicorp Investment Services, Citibank and Citicorp.

Fidelity Investments is a registered Trademark of FMR Corp.

                        FIRST CITICORP LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT

                        Financial Statements and Schedule

                        December 31, 1997

                        (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report


The Board of Directors
First Citicorp Life Insurance Company and
   Policyholders of First Citicorp Life Insurance Company
   Variable Annuity Separate Account:


We have audited the accompanying statement of net assets of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, Landmark Small Cap Equity VIP Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund, Landmark VIP International Equity Fund, Landmark VIP U.S. Government Fund, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, and MFS World Governments Series Portfolios of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1997, and the related statement of operations for the year then ended and the related statements of changes in net assets for each of the years in the two-year period ended December 31, 1997. These financial statements are the responsibility of First Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1997, by correspondence with the Landmark Variable Insurance Products Fund, A.I.M. Variable Insurance Funds, Inc., CitiSelect Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund, and MFS Variable Insurance Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, Landmark Small Cap Equity VIP Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund, Landmark VIP International Equity Fund, Landmark VIP U.S. Government Fund, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series,

MFS Research Series, MFS Total Return Series, and MFS World Governments Series Portfolios of First Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1997, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                                       /s/ KPMG Peat Marwick LLP


January 21, 1998

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 1997

====================================================================================================================================

                                                AIM V.I.        AIM V.I.         AIM         AIM V.I.       AIM V.I.          AIM
                                                 Capital       Government       V.I.        Growth and    International      V.I.
                                              Appreciation       Series        Growth         Income         Equity          Value
                                                  Fund            Fund          Fund           Fund           Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
     Investments at market value              $15,704,490      2,742,768      1,947,837      6,175,981      8,423,865      7,148,759

     Payable to First Citicorp Life
        Insurance Company                           9,105          1,619          1,111          3,522          5,053          4,108
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                              $15,695,385      2,741,149      1,946,726      6,172,459      8,418,812      7,144,651
====================================================================================================================================

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                     15,695,385      2,741,149      1,946,726      6,172,459      8,418,812      7,144,651
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                  $15,695,385      2,741,149      1,946,726      6,172,459      8,418,812      7,144,651
====================================================================================================================================

Total units held by contractholders             9,405,192      2,587,138      1,609,176      5,216,176      8,040,029      6,012,919
Accumulated unit value                        $      1.67           1.06           1.21           1.18           1.05           1.19

Cost of investments                           $14,398,646      2,625,047      1,882,076      5,754,413      8,526,302      6,970,683
====================================================================================================================================

Number of shares                                  722,046        257,054         98,227        327,291        491,761        343,195
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 1997

====================================================================================================================================
                                            CitiSelect      CitiSelect     CitiSelect     CitiSelect       Fidelity       Fidelity
                                                VIP             VIP            VIP            VIP         VIP Equity         VIP
                                               Folio           Folio          Folio          Folio          Income         Growth
                                                200             300            400            500          Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
     Investments at market value            $5,524,708      10,730,168      8,228,961      2,552,624      14,319,602      11,685,575

     Payable to First Citicorp Life
        Insurance Company                        3,228           6,355          4,916          1,516           8,383           6,939
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                            $5,521,480      10,723,813      8,224,045      2,551,108      14,311,219      11,678,636
====================================================================================================================================

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                   5,521,480      10,723,813      8,224,045      2,551,108      14,311,219      11,678,636
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                $5,521,480      10,723,813      8,224,045      2,551,108      14,311,219      11,678,636
====================================================================================================================================

Total units held by contractholders          5,186,850       9,994,557      7,624,470      2,332,285      11,769,502       6,485,960
Accumulated unit value                      $     1.06            1.07           1.08           1.09            1.22            1.80

Cost of investments                         $5,591,480      10,765,809      8,337,141      2,571,875      12,923,878      10,036,760
====================================================================================================================================

Number of shares                               538,996       1,033,735        800,483        243,571         589,769         314,975
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 1997

====================================================================================================================================
                                              Fidelity        Fidelity        Fidelity        Fidelity        Landmark      Landmark
                                              VIP High           VIP           VIP II          VIP II         Small Cap        VIP
                                               Income         Overseas       Contrafund       Index 500      Equity VIP     Balanced
                                              Portfolio       Portfolio       Portfolio       Portfolio         Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
     Investments at market value             $5,326,406       4,830,426       8,687,834       21,646,707       898,927         --

     Payable to First Citicorp Life
        Insurance Company                         3,188           2,874           5,000           12,848           528         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                             $5,323,218       4,827,552       8,682,834       21,633,859       898,399         --
====================================================================================================================================
Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                    5,323,218       4,827,552       8,682,834       21,633,859       898,399         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                 $5,323,218       4,827,552       8,682,834       21,633,859       898,399         --
====================================================================================================================================

Total units held by contractholders           4,679,724       4,444,906       7,182,541       17,510,630       811,490         --
Accumulated unit value                       $     1.14            1.09            1.21             1.24          1.11         --

Cost of investments                          $4,961,790       4,847,283       7,928,225       19,421,443       826,481         --
====================================================================================================================================
Number of shares                                392,224         251,585         435,699          189,236        80,190         --
====================================================================================================================================

See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 1997


====================================================================================================================================

                                                   Landmark       Landmark        Landmark                        MFS         MFS
                                                      VIP            VIP          VIP U.S.          MFS        Emerging      Money
                                                    Equity      International    Government        Bond         Growth      Market
                                                     Fund        Equity Fund        Fund          Series        Series      Series
------------------------------------------------------------------------------------------------------------------------------------
Net assets:
     Investments at market value                   $   --           --               --          1,642,900    9,065,128    4,985,377

     Payable to First Citicorp Life
        Insurance Company                              --           --               --                972        5,190        3,135
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                   $   --           --               --          1,641,928    9,059,938    4,982,242
====================================================================================================================================

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                             --           --               --          1,641,928    9,059,938    4,982,242
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                       $   --           --               --          1,641,928    9,059,938    4,982,242
====================================================================================================================================

Total units held by contractholders                    --           --               --          1,523,046    7,769,779    4,552,838
Accumulated unit value                             $   --           --               --               1.08         1.17         1.09

Cost of investments                                $   --           --               --          1,550,537    8,388,361    4,985,377
====================================================================================================================================

Number of shares                                       --           --               --            148,276      561,656    4,985,377
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Net Assets

December 31, 1997

================================================================================
                                                            MFS          MFS
                                             MFS           Total        World
                                          Research        Return     Governments
                                           Series         Series       Series
--------------------------------------------------------------------------------

Net assets:
     Investments at market value         $13,077,740    7,039,879    1,989,303

     Payable to First Citicorp Life
        Insurance Company                      7,626        4,198        1,157
--------------------------------------------------------------------------------

Total net assets                         $13,070,114    7,035,681    1,988,146
================================================================================

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                13,070,114    7,035,681    1,988,146
--------------------------------------------------------------------------------

Total net assets represented             $13,070,114    7,035,681    1,988,146
================================================================================

Total units held by contractholders       11,348,445    6,044,594    1,814,432
Accumulated unit value                   $      1.15         1.16         1.10

Cost of investments                      $12,136,701    6,509,215    1,987,414
================================================================================

Number of shares                             828,229      423,324      194,839
================================================================================


See accompanying notes to financial statements.

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the year ended December 31, 1997

====================================================================================================================================

                                                       AIM V.I.       AIM V.I.         AIM        AIM V.I.      AIM V.I.      AIM
                                                        Capital      Government       V.I.       Growth and   International    V.I.
                                                     Appreciation      Series        Growth        Income        Equity       Value
                                                         Fund           Fund          Fund          Fund          Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                       $    14,490         1,221         7,869         2,954        37,003       58,248
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                    132,194        16,269        10,072        32,517        56,181       35,770
     Daily administrative charges                        15,846         1,934         1,201         3,881         6,636        4,260
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                          148,040        18,203        11,273        36,398        62,817       40,030
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                           (133,550)      (16,982)       (3,404)      (33,444)      (25,814)      18,218
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments:
        Realized gain distribution                      186,302            --        59,371         4,431       130,215      178,829
        Realized gain (loss) on sale
           of investments                                67,813         7,816        10,047         6,523        12,680        4,700
        Change in unrealized gain
           (loss) on investments                        822,678       117,721        65,761       421,568      (102,437)     178,076
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                        1,076,793       125,537       135,179       432,522        40,458      361,605
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                      $   943,243       108,555       131,775       399,078        14,644      379,823
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the year ended December 31, 1997

====================================================================================================================================

                                                     CitiSelect    CitiSelect   CitiSelect   CitiSelect     Fidelity      Fidelity
                                                         VIP           VIP          VIP          VIP       VIP Equity        VIP
                                                        Folio         Folio        Folio        Folio        Income        Growth
                                                         200           300          400          500        Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                        $ 250,133      453,313      464,381      129,349             --         30,382
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                    30,294       64,871       52,018       16,046         79,207        102,048
     Daily administrative charges                        3,606        7,715        6,166        1,905          9,388         12,136
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                          33,900       72,586       58,184       17,951         88,595        114,184
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                           216,233      380,727      406,197      111,398        (88,595)       (83,802)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments:
        Realized gain distribution                          --           --           --           --             --        135,997
        Realized gain (loss) on sale of
           investments                                   8,545       18,121        9,236       14,937          9,181        105,552
           (loss) on investments                       (66,772)     (35,641)    (108,180)     (19,251)     1,395,724      1,414,987
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                         (58,227)     (17,520)     (98,944)      (4,314)     1,404,905      1,656,536
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                       $ 158,006      363,207      307,253      107,084      1,316,310      1,572,734
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the year ended December 31, 1997

====================================================================================================================================

                                                     Fidelity      Fidelity      Fidelity       Fidelity       Landmark     Landmark
                                                     VIP High         VIP         VIP II         VIP II        Small Cap       VIP
                                                      Income       Overseas     Contrafund      Index 500     Equity VIP    Balanced
                                                     Portfolio     Portfolio     Portfolio      Portfolio        Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                        $      --           --            --              --           --           --
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                    28,577       28,704        48,067         126,500        6,713        5,449
     Daily administrative charges                        3,382        3,414         5,699          15,009          797          652
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                          31,959       32,118        53,766         141,509        7,510        6,101
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                           (31,959)     (32,118)      (53,766)       (141,509)      (7,510)      (6,101)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments:
        Realized gain distribution                          --           --            --              --           --           --
        Realized gain (loss) on sale of
           investments                                   6,203        5,358        18,069           9,811        1,270       79,524
        Change in unrealized gain
           (loss) on investments                       364,616      (16,857)      759,609       2,225,264       72,446      (45,262)
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                         370,819      (11,499)      777,678       2,235,075       73,716       34,262
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                       $ 338,860      (43,617)      723,912       2,093,566       66,206       28,161
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the year ended December 31, 1997

====================================================================================================================================

                                                    Landmark        Landmark       Landmark                       MFS          MFS
                                                       VIP             VIP         VIP U.S.        MFS         Emerging       Money
                                                     Equity       International   Government      Bond          Growth       Market
                                                      Fund         Equity Fund       Fund        Series         Series       Series
------------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                        $      --            --           --            --             --       185,663
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                     6,721         3,179        1,119         9,968         49,306        48,180
     Daily administrative charges                          800           381          134         1,180          5,892         5,222
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                           7,521         3,560        1,253        11,148         55,198        53,402
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                            (7,521)       (3,560)      (1,253)      (11,148)       (55,198)      132,261
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments:
        Realized gain distribution                          --            --           --            --             --            --
        Realized gain (loss) on sale
           of investments                              189,896        (5,806)      (5,558)        2,575          5,351            --
        Change in unrealized gain
           (loss) on investments                      (119,553)      (11,159)       4,617        92,363        676,767            --
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                          70,343       (16,965)        (941)       94,938        682,118            --
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                       $  62,822       (20,525)      (2,194)       83,790        626,920       132,261
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Operations

For the year ended December 31, 1997

================================================================================

                                                             MFS         MFS
                                                MFS         Total       World
                                             Research      Return    Governments
                                              Series       Series      Series
--------------------------------------------------------------------------------
Investment income - dividends               $      --           --      23,200
--------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees           81,333       39,165      16,290
     Daily administrative charges               9,639        4,652       2,011
--------------------------------------------------------------------------------

Total expenses                                 90,972       43,817      18,301
--------------------------------------------------------------------------------

Net investment income (loss)                  (90,972)     (43,817)      4,899
--------------------------------------------------------------------------------

Realized and unrealized gain (loss)
   on investments:
        Realized gain distribution                 --           --          --
        Realized gain (loss) on sale
           of investments                      11,753       12,053     (10,296)
        Change in unrealized gain
           (loss) on investments              941,039      530,664      (1,434)
--------------------------------------------------------------------------------

Net gain (loss) on investments                952,792      542,717     (11,730)
--------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations              $ 861,820      498,900      (6,831)
================================================================================

See accompanying notes to financial statements.

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1997

====================================================================================================================================

                                               AIM V.I.        AIM V.I.          AIM         AIM V.I.       AIM V.I.          AIM
                                                Capital       Government         V.I.       Growth and    International      V.I.
                                             Appreciation       Series          Growth        Income         Equity          Value
                                                 Fund            Fund            Fund          Fund           Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
        Net investment income (loss)        $  (133,550)        (16,982)        (3,404)       (33,444)       (25,814)        18,218
        Realized gain distribution              186,302              --         59,371          4,431        130,215        178,829
        Realized gain (loss) on sale of
           investments                           67,813           7,816         10,047          6,523         12,680          4,700
        Change in unrealized gain
           (loss) on investments                822,678         117,721         65,761        421,568       (102,437)       178,076
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                  943,243         108,555        131,775        399,078         14,644        379,823
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                        9,940,304       2,260,748      1,802,907      5,581,476      7,370,451      6,488,264
     Transfers between funds                    216,801         346,176         27,448        203,838      1,110,605        333,647
     Transfers to (from) First Citicorp
        Life Insurance Company                  114,768          42,891         (7,092)        63,080         51,049         25,141
     Annual administrative charges               (2,142)            (58)            (3)            --           (269)            --
     Death benefits                             (11,556)             --             --             --             --         (6,946)
     Contract withdrawals                      (672,218)        (17,163)        (8,309)       (75,013)      (127,668)       (75,278)
------------------------------------------------------------------------------------------------------------------------------------

Increase  (decrease) in net assets
     resulting from capital transactions      9,585,957       2,632,594      1,814,951      5,773,381      8,404,168      6,764,828
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets      10,529,200       2,741,149      1,946,726      6,172,459      8,418,812      7,144,651

Net assets at beginning of period             5,166,185              --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                 $15,695,385       2,741,149      1,946,726      6,172,459      8,418,812      7,144,651
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1997

====================================================================================================================================

                                            CitiSelect     CitiSelect     CitiSelect     CitiSelect      Fidelity       Fidelity
                                                VIP            VIP            VIP            VIP        VIP Equity         VIP
                                               Folio          Folio          Folio          Folio         Income         Growth
                                                200            300            400            500         Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
        Net investment income (loss)        $  216,233        380,727        406,197        111,398         (88,595)        (83,802)
        Realized gain distribution                  --             --             --             --              --         135,997

           investments                           8,545         18,121          9,236         14,937           9,181         105,552
        Change in unrealized gain
           (loss) on investments               (66,772)       (35,641)      (108,180)       (19,251)      1,395,724       1,414,987
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                 158,006        363,207        307,253        107,084       1,316,310       1,572,734
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                       5,128,387     10,265,501      7,747,348      2,475,907      11,472,280       4,831,520
     Transfers between funds                   323,043         86,368        314,908         95,484       1,705,440       1,488,863
     Transfers to (from) First Citicorp
        Life Insurance Company                   3,505         67,203         19,890         37,532          30,107          68,267
     Annual administrative charges                  --             --             --             --            (386)         (2,499)
     Death benefits                            (11,719)            --             --             --          (2,649)        (15,402)
     Contract withdrawals                      (79,742)       (58,466)      (165,354)      (164,899)       (209,883)       (557,761)
------------------------------------------------------------------------------------------------------------------------------------

Increase  (decrease) in net assets
     resulting from capital transactions     5,363,474     10,360,606      7,916,792      2,444,024      12,994,909       5,812,988
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets      5,521,480     10,723,813      8,224,045      2,551,108      14,311,219       7,385,722

Net assets at beginning of period                   --             --             --             --              --       4,292,914
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                 $5,521,480     10,723,813      8,224,045      2,551,108      14,311,219      11,678,636
====================================================================================================================================


See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1997

====================================================================================================================================

                                               Fidelity        Fidelity        Fidelity       Fidelity       Landmark      Landmark
                                               VIP High           VIP           VIP II         VIP II        Small Cap        VIP
                                                Income         Overseas       Contrafund      Index 500     Equity VIP     Balanced
                                               Portfolio       Portfolio       Portfolio      Portfolio        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
        Net investment income (loss)          $  (31,959)        (32,118)       (53,766)       (141,509)      (7,510)        (6,101)
        Realized gain distribution                    --              --             --              --           --             --
        Realized gain (loss) on sale of
           investments                             6,203           5,358         18,069           9,811        1,270         79,524
        Change in unrealized gain
           (loss) on investments                 364,616         (16,857)       759,609       2,225,264       72,446        (45,262)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                   338,860         (43,617)       723,912       2,093,566       66,206         28,161
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                         4,948,945       4,813,053      7,590,086      19,168,900      725,265        159,121
     Transfers between funds                      68,933          95,129        369,720         446,614      120,304     (1,538,140)
     Transfers to (from) First Citicorp
        Life Insurance Company                    31,649           1,201         43,801         183,713       (1,024)        (2,851)
     Annual administrative charges                    --              --             --              (4)          --           (238)
     Death benefits                                   --              --             --          (2,705)          --             --
     Contract withdrawals                        (65,169)        (38,214)       (44,685)       (256,225)     (12,352)       (50,141)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital transactions       4,984,358       4,871,169      7,958,922      19,540,293      832,193     (1,432,249)
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets        5,323,218       4,827,552      8,682,834      21,633,859      898,399     (1,404,088)

Net assets at beginning of period                     --              --             --              --           --      1,404,088
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                   $5,323,218       4,827,552      8,682,834      21,633,859      898,399             --
====================================================================================================================================

See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1997

====================================================================================================================================

                                                   Landmark      Landmark      Landmark                         MFS           MFS
                                                      VIP           VIP        VIP U.S.          MFS         Emerging        Money
                                                    Equity     International  Government        Bond          Growth        Market
                                                     Fund       Equity Fund      Fund          Series         Series        Series
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
        Net investment income (loss)             $    (7,521)      (3,560)      (1,253)       (11,148)       (55,198)       132,261
        Realized gain distribution                        --           --           --             --             --             --
        Realized gain (loss) on sale
           of investments                            189,896       (5,806)      (5,558)         2,575          5,351             --
        Change in unrealized gain
           (loss) on investments                    (119,553)     (11,159)       4,617         92,363        676,767             --
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                        62,822      (20,525)      (2,194)        83,790        626,920        132,261
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                               193,977       63,438        2,400      1,535,323      8,178,715      9,055,694
     Transfers between funds                      (1,848,071)    (842,171)    (296,004)        24,948        269,433     (4,089,586)
     Transfers to (from) Citicorp Life
        Insurance Company                                846        1,501         (153)        13,198         33,022       (462,915)
     Annual administrative charges                      (145)        (101)          (3)            --            (21)           (61)
     Death benefits                                       --           --           --             --             --             --
     Contract withdrawals                            (52,070)     (66,980)      (8,842)       (15,331)       (48,131)      (173,095)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital transactions          (1,705,463)    (844,313)    (302,602)     1,558,138      8,433,018      4,330,037
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in net assets           (1,642,641)    (864,838)    (304,796)     1,641,928      9,059,938      4,462,298

Net assets at beginning of period                  1,642,641      864,838      304,796             --             --        519,944
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                      $        --           --           --      1,641,928      9,059,938      4,982,242
====================================================================================================================================

See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1997

================================================================================

                                                             MFS         MFS
                                               MFS          Total       World
                                            Research       Return    Governments
                                             Series        Series      Series
--------------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations:
       Net investment income (loss)      $   (90,972)      (43,817)       4,899
       Realized gain distribution                 --            --           --
       Realized gain (loss) on sale
          of investments                      11,753        12,053      (10,296)
       Change in unrealized gain
          (loss) on investments              941,039       530,664       (1,434)
--------------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations                 861,820       498,900       (6,831)
--------------------------------------------------------------------------------

Capital transactions:
   Contract deposits                      11,637,450     6,235,456    1,528,236
   Transfers between funds                   569,597       337,130       59,542
   Transfers to (from) Citicorp Life
      Insurance Company                      107,946        57,332       (4,080)
   Annual administrative charges                  (7)           --         (171)
   Death benefits                                 --            --       (3,395)
   Contract withdrawals                     (106,692)      (93,137)    (110,238)
--------------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from capital transactions    12,208,294     6,536,781    1,469,894
--------------------------------------------------------------------------------

Total increase (decrease) in net assets   13,070,114     7,035,681    1,463,063

Net assets at beginning of period                 --            --      525,083
--------------------------------------------------------------------------------

Net assets at end of period              $13,070,114     7,035,681    1,988,146
================================================================================

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1996

====================================================================================================================================

                                                      A.I.M. V.I.         Fidelity         Landmark       Landmark       Landmark
                                                        Capital              VIP              VIP            VIP            VIP
                                                     Appreciation          Growth          Balanced        Equity      International
                                                         Fund             Portfolio          Fund           Fund        Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   resulting from operations:
        Net investment income (loss)                  $  (37,886)          (34,923)          34,167         14,571          1,929
        Realized gain distribution                            --           123,383           19,244         26,066         14,556
        Realized gain (loss) on sale
           of investments                                 47,770            28,292           14,761         15,916          3,827
        Change in unrealized gain
           (loss) on investments                         417,715           200,003            9,979         69,678         11,523
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                           427,599           316,755           78,151        126,231         31,835
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
   Contract deposits                                   3,128,453         2,553,418          723,142        814,078        526,463
   Transfers between funds                                49,024            30,429          (19,445)        26,342        (23,480)
   Transfers from First Citicorp
      Life Insurance Company                             170,820            66,088            7,959         16,494         11,431
   Annual administrative charges                          (1,111)             (951)            (461)          (437)          (196)
   Contract withdrawals                                 (339,282)         (291,647)         (96,406)       (86,467)       (71,248)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
   from capital transactions                           3,007,904         2,357,337          614,789        770,010        442,970
------------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                           3,435,503         2,674,092          692,940        896,241        474,805

Net assets at beginning of period                      1,730,682         1,618,822          711,148        746,400        390,033
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                           $5,166,185         4,292,914        1,404,088      1,642,641        864,838
====================================================================================================================================

See accompanying notes to financial statements.                      (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statements of Changes in Net Assets

For the year ended December 31, 1997

================================================================================
                                         Landmark         MFS
                                         VIP U.S.        Money        MFS World
                                        Government      Market       Governments
                                           Fund         Series         Series
--------------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations:
      Net investment income (loss)      $ 15,048         3,158         (4,355)
      Realized gain distribution              --            --             --
      Realized gain (loss) on sale
         of investments                      472            --         (7,002)
      Change in unrealized gain
         (loss) on investments           (12,125)           --         20,206
--------------------------------------------------------------------------------

Increase (decrease) in net assets
   resulting from operations               3,395         3,158          8,849
--------------------------------------------------------------------------------

Capital transactions:
   Contract deposits                     110,373       479,146        340,827
   Transfers between funds                 3,789       (31,005)       (35,654)
   Transfers from First Citicorp
      Life Insurance Company                  --            --            907
   Annual administrative charges             (49)          (27)          (128)
   Contract withdrawals                  (34,848)      (50,186)       (54,832)
--------------------------------------------------------------------------------

Increase in net assets resulting
   from capital transactions              79,265       397,928        251,120
--------------------------------------------------------------------------------

Total increase in net assets              82,660       401,086        259,969

Net assets at beginning of period        222,136       118,858        265,114
--------------------------------------------------------------------------------

Net assets at end of period             $304,796       519,944        525,083
================================================================================

See accompanying notes to financial statements.

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

December 31, 1997

================================================================================

(1)   History

      First Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of New York Insurance Law by First Citicorp Life Insurance Company (the Company), a subsidiary of Citicorp Life Insurance Company. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in portfolios of the following funds:

            o     Variable Annuity Portfolios:
                  o  CitiSelect VIP Folio 200*,
                  o  CitiSelect VIP Folio 300*,
                  o  CitiSelect VIP Folio 400*,
                  o  CitiSelect VIP Folio 500, and
                  o  Landmark Small Cap Equity VIP Fund.
            o     Landmark Variable Insurance Products (VIP) Funds:
                  o  Landmark VIP Balanced Fund,
                  o  Landmark VIP Equity Fund,
                  o  Landmark VIP International Equity Fund, and
                  o  Landmark VIP U.S. Government Fund.
            o     AIM Variable Insurance Funds, Inc.:
                  o  AIM V.I. Capital Appreciation Fund,
                  o  AIM V.I. Government Series Fund*,
                  o  AIM V.I. Growth Fund*,
                  o  AIM V.I. Growth and Income Fund*,
                  o  AIM V.I. International Equity Fund*, and
                  o  the AIM V.I. Value Fund*.
            o     Fidelity Variable Insurance Products Funds:
                  o  Fidelity VIP Equity Income Portfolio*,
                  o  Fidelity VIP Growth Portfolio,
                  o  Fidelity VIP High Income Portfolio*,
                  o  Fidelity VIP Overseas Portfolio*,
                  o  Fidelity VIP II Contrafund Portfolio*, and
                  o  Fidelity VIP II Index 500 Portfolio*.
            o     MFS Variable Insurance Trust:
                  O  MFS Bond Series*,
                  o  MFS Emerging Growth Series*,
                  o  MFS Money Market Series,
                  o  MFS Research Series*,
                  o  MFS Total Return Series*, and
                  o  MFS World Governments Series.

      * Available to the Account beginning February 3, 1997.

      As of April 30, 1997, several funds were no longer available to the Account, including Landmark VIP Balanced Fund, Landmark VIP Equity Fund, Landmark VIP International Equity Fund, and Landmark VIP U.S. Government Fund.

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

      The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

      In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate of interest for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.


(2)   Summary of Significant Accounting Policies

      The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

            Investment Valuation

      The investment in the Fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

            Accounting for Investments

      Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

            Federal Income Taxes

      The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

            Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)   Contract Charges

      Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% of the net assets of the contracts.

      An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

      administrative expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

      The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges of which the maximum charge is currently 7% of the purchase payments withdrawn. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

      Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.


(4)   Purchase of Investments

      For the twelve months ended December 31, 1997, investment activity in each of the respective Funds was as follows:

================================================================================
                                                         Cost of       Proceeds
                    Shares of                           purchases     from sales
--------------------------------------------------------------------------------
      Variable Annuity Portfolios:
        CitiSelect VIP Folio 200                       $ 5,824,041      241,104
        CitiSelect VIP Folio 300                        11,039,939      292,252
        CitiSelect VIP Folio 400                         8,548,459      220,552
        CitiSelect VIP Folio 500                         2,718,883      161,945
        Landmark Small Cap Equity VIP Fund                 862,608       37,397

      Landmark Variable Insurance Products Funds:
        Landmark VIP Balanced Fund                         160,232    1,599,344
        Landmark VIP Equity Fund                           204,312    1,918,183
        Landmark VIP International Equity Fund              71,051      921,414
        Landmark VIP U.S. Government Fund                    2,250      308,275

      AIM Variable Insurance Funds, Inc.:
        AIM V.I. Capital Appreciation Fund               9,859,732      214,667
        AIM V.I. Government Series Fund                  2,846,115      228,884
        AIM V.I. Growth Fund                             1,937,974       65,945
        AIM V.I. Growth and Income Fund                  5,808,525       60,636
        AIM V.I. International Equity Fund               8,646,399      132,776
        AIM V.I. Value Fund                              7,001,318       35,336

      Fidelity Variable Insurance Products Funds:
        Fidelity VIP Equity Income Portfolio            12,987,763       73,066
        Fidelity VIP Growth Portfolio                    6,467,033      597,210
        Fidelity VIP High Income Portfolio               5,023,583       67,996
        Fidelity VIP Overseas Portfolio                  4,897,523       55,598
        Fidelity VIP II Contrafund Portfolio             8,040,547      130,392
        Fidelity VIP II Index 500 Portfolio             19,512,629      100,997

      MFS Variable Insurance Trust:
        MFS Bond Series                                  1,608,024       60,061
        MFS Emerging Growth Series                       8,424,463       41,454
        MFS Money Market Series                          9,518,532    5,053,381
        MFS Research Series                             12,236,722      111,775
        MFS Total Return Series                          6,629,641      132,479
        MFS World Governments Series                     1,643,605      169,953
================================================================================

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

====================================================================================================================================

(5)   Net Increase in Accumulation Units

      For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

====================================================================================================================================

                                                                                     1997
                                            ----------------------------------------------------------------------------------------
                                               AIM V.I.       AIM V.I.          AIM         AIM V.I.        AIM V.I.         AIM
                                                Capital      Government        V.I.        Growth and     International     V.I.
                                             Appreciation      Series         Growth         Income          Equity         Value
                                                 Fund           Fund           Fund           Fund            Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
      Units purchased                          6,180,079      2,216,154      1,594,864      5,032,658      7,001,263      5,767,184
      Units withdrawn and
         contract charges                       (420,971)       (16,667)        (7,139)       (64,403)      (117,303)       (71,384)
      Units transferred
         between funds                           181,318        387,651         21,451        247,921      1,156,069        317,119
------------------------------------------------------------------------------------------------------------------------------------

      Net increase                             5,940,426      2,587,138      1,609,176      5,216,176      8,040,029      6,012,919

      Units at beginning
         of period                             3,464,766             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------

      Units at end of period                   9,405,192      2,587,138      1,609,176      5,216,176      8,040,029      6,012,919
====================================================================================================================================

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

====================================================================================================================================

(5)   Net Increase in Accumulation Units

      For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

====================================================================================================================================
                                                                                       1997
                                             ---------------------------------------------------------------------------------------
                                             CitiSelect     CitiSelect     CitiSelect    CitiSelect       Fidelity        Fidelity
                                                 VIP            VIP            VIP           VIP         VIP Equity          VIP
                                                Folio          Folio          Folio         Folio          Income          Growth
                                                 200            300            400           500          Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
      Units purchased                         4,956,251      9,892,094      7,456,293      2,358,949      10,258,941      2,891,445
      Units withdrawn and
         contract charges                       (86,149)       (55,567)      (153,382)      (150,399)       (180,920)      (340,485)
      Units transferred
         between funds                          316,748        158,030        321,559        123,735       1,691,481      1,032,064
------------------------------------------------------------------------------------------------------------------------------------

      Net increase                            5,186,850      9,994,557      7,624,470      2,332,285      11,769,502      3,583,024

      Units at beginning
         of period                                   --             --             --             --              --      2,902,936
------------------------------------------------------------------------------------------------------------------------------------

      Units at end of period                  5,186,850      9,994,557      7,624,470      2,332,285      11,769,502      6,485,960
====================================================================================================================================

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

====================================================================================================================================

(5)   Net Increase in Accumulation Units

      For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

====================================================================================================================================

                                                                                              1997
                                           -----------------------------------------------------------------------------------------
                                            Fidelity       Fidelity        Fidelity         Fidelity       Landmark        Landmark
                                            VIP High          VIP           VIP II           VIP II        Small Cap          VIP
                                             Income        Overseas       Contrafund        Index 500     Equity VIP       Balanced
                                            Portfolio      Portfolio       Portfolio        Portfolio        Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
      Units purchased                      4,648,170       4,387,493       6,840,803       17,186,938       707,778         131,975
      Units withdrawn and
         contract charges                    (59,117)        (33,932)        (38,044)        (221,987)      (12,416)        (41,456)
      Units transferred
         between funds                        90,671          91,345         379,782          545,679       116,128      (1,268,215)
------------------------------------------------------------------------------------------------------------------------------------

      Net increase                         4,679,724       4,444,906       7,182,541       17,510,630       811,490      (1,177,696)

      Units at beginning
         of period                                --              --              --               --            --       1,177,696
------------------------------------------------------------------------------------------------------------------------------------

      Units at end of period               4,679,724       4,444,906       7,182,541       17,510,630       811,490              --
====================================================================================================================================

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

====================================================================================================================================

(5)   Net Increase in Accumulation Units

      For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

====================================================================================================================================

                                                                                              1997
------------------------------------------------------------------------------------------------------------------------------------
                                               Landmark      Landmark       Landmark                         MFS             MFS
                                                  VIP           VIP         VIP U.S.         MFS          Emerging          Money
                                                Equity     International   Government       Bond           Growth          Market
                                                 Fund       Equity Fund       Fund         Series          Series          Series
------------------------------------------------------------------------------------------------------------------------------------
      Units purchased                           145,212        60,644         2,221       1,499,740       7,536,741       8,448,279
      Units withdrawn and
         contract charges                       (38,892)      (63,754)       (8,300)        (14,707)        (41,047)       (159,934)
      Units transferred
         between funds                       (1,374,924)     (798,247)     (278,297)         38,013         274,085      (4,227,175)
------------------------------------------------------------------------------------------------------------------------------------

      Net increase                           (1,268,604)     (801,357)     (284,376)      1,523,046       7,769,779       4,061,170

      Units at beginning
         of period                            1,268,604       801,357       284,376              --              --         491,668
------------------------------------------------------------------------------------------------------------------------------------

      Units at end of period                         --            --            --       1,523,046       7,769,779       4,552,838
====================================================================================================================================

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

(5)   Net Increase in Accumulation Units

      For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

--------------------------------------------------------------------------------

                                                         1997
                                       -----------------------------------------
                                                          MFS            MFS
                                           MFS           Total          World
                                        Research        Return       Governments
                                         Series         Series         Series
--------------------------------------------------------------------------------

      Units purchased                  10,821,738      5,763,673      1,400,097
      Units withdrawn and
         contract charges                 (93,880)       (85,739)      (104,233)
      Units transferred
         between funds                    620,587        366,660         51,410
--------------------------------------------------------------------------------

      Net increase                     11,348,445      6,044,594      1,347,274

      Units at beginning
         of period                             --             --        467,158
--------------------------------------------------------------------------------

      Units at end of period           11,348,445      6,044,594      1,814,432
================================================================================

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

====================================================================================================================================

(5)   Net Increase in Accumulation Units

      For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

====================================================================================================================================


                                                                                        1996
                                              --------------------------------------------------------------------------------------
                                               A.I.M. V.I.         Fidelity            Landmark           Landmark       Landmark
                                                 Capital              VIP                 VIP                VIP            VIP
                                              Appreciation          Growth             Balanced            Equity      International
                                                  Fund             Portfolio             Fund               Fund        Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Units purchased                                 2,203,112          1,799,603            629,962            654,041        502,007
Units withdrawn and
     contract charge                             (235,872)          (202,480)           (82,376)           (68,251)       (67,205)
Units transferred
     between funds                                152,013             67,883             (9,936)            33,803        (11,390)
------------------------------------------------------------------------------------------------------------------------------------

Net increase                                    2,119,253          1,665,006            537,650            619,593        423,412

Units at beginning of period                    1,345,513          1,237,930            640,046            649,011        377,945
------------------------------------------------------------------------------------------------------------------------------------

Units at end of period                          3,464,766          2,902,936          1,177,696          1,268,604        801,357
------------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

FIRST CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

(5)   Net Increase in Accumulation Units

      For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

================================================================================

                                                          1996
                                        ----------------------------------------
                                         Landmark          MFS
                                         VIP U.S.         Money       MFS World
                                        Government       Market      Governments
                                           Fund          Series        Series
--------------------------------------------------------------------------------

Units purchased                           106,935        454,216       307,532
Units withdrawn and
        contract charge                   (33,452)       (48,418)      (49,947)
Units transferred
        between funds                       3,645        (30,038)      (32,341)
--------------------------------------------------------------------------------

Net increase                               77,128        375,760       225,244

Units at beginning of period              207,248        115,908       241,914
--------------------------------------------------------------------------------

Units at end of period                    284,376        491,668       467,158
================================================================================

                                    EXHIBIT I

The following documents have been previously filed via EDGAR and are herein incorporated by reference. Financial information may be obtained from the following:


                                                                    DATE           FORM         40 ACT
         FUND NAME                                  CIK #         SUBMITTED        TYPE         FILE #           ACCESSION #
         ---------                                  -----         ---------        ----         ------           -----------
Variable Annuity Portfolios
   CitiSelect VIP Folio 200                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiSelect VIP Folio 300                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiSelect VIP Folio 400                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiSelect VIP Folio 500                      0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
   CitiFunds Small Cap Growth                    0001026107        3/02/98        N-30B-2      811-07893      0000950156-98-000195
       VIP Portfolio
Fidelity Variable Insurance Products Fund
   Growth Portfolio                              0001012679        2/23/98        N-30D        811-03329      0000356494-98-000024
   High Income Portfolio                         0001012679        2/23/98        N-30D        811-03329      0000356494-98-000025
   Equity Income Portfolio                       0001012679        2/23/98        N-30D        811-03329      0000356494-98-000023
   Overseas Portfolio                            0001012679        2/23/98        N-30D        811-03329      0000356494-98-000028
Fidelity Variable Insurance Product Fund II
   Contrafund Portfolio                          0000831016        2/23/98        N-30D        811-05511      0000356494-98-000031
   Index 500 Portfolio                           0000831016        2/23/98        N-30D        811-05511      0000356494-98-000034
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund            0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Government Securities Fund           0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Growth Fund                          0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. International Equity Fund            0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Value Fund                           0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
   AIM V.I. Growth and Income Fund               0000896435        3/03/98        N-30D        811-07452      0000899243-98-000311
MFS Variable Insurance Trust
   MFS World Governments Series                  0000918571        3/06/98        N-30D        811-08326      0000950156-98-000244
   MFS Money Market Series                       0000918571        3/06/98        N-30D        811-08326      0000950156-98-000246
   MFS Bond Series                               0000918571        3/06/98        N-30D        811-08326      0000950156-98-000249
   MFS Total Return Series                       0000918571        3/06/98        N-30D        811-08326      0000950156-98-000243
   MFS Research Series                           0000918571        3/05/98        N-30D        811-08326      0000950156-98-000210
   MFS Emerging Growth Series                    0000918571        3/05/98        N-30D        811-08326      0000950156-98-000209